Non adjusting events after the reporting period	12 Months Ended
Dec. 31, 2022
Non adjusting events after the reporting period
Non adjusting events after the reporting period	29Non adjusting events after the reporting period On February 20, 2023, John Martin was appointed as Chief Financial Officer of the Company, succeeding Vincent Casey.